Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Investments	R$ 117,840	R$ 136,510	R$ 135,652
Joint venture
Investment [Line Items]
Investments	31,488	42,346
Investments in Associates
Investment [Line Items]
Investments	44,124	42,115
Tax incentives, net of allowances for losses
Investment [Line Items]
Investments	31,876	31,579
Other Investment
Investment [Line Items]
Investments	R$ 10,352	R$ 20,470